ORDINARY SHARE REPURCHASE AND ISSUANCE	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARE REPURCHASE AND ISSUANCE

NOTE 8-ORDINARY SHARE REPURCHASE AND ISSUANCE

On November 12, 2014, the Company’s Board of Directors approved a share repurchase program of up to $40.0 million of its ordinary shares outstanding over the 24 months through 2016. On November 4, 2016, the Company’s Board of Directors approved an extension for this program to November 2018. On November 4, 2018, the Company’s Board of Directors approved an extension for this program to November 2019. In September 2019, the Board had approved to extend two additional years. In September 2021, the Company's Board of Directors approved to extend this program to March 2022. In March 2022, the Board of Directors approved an extension for this program to the end of March 2023. In March 2023, the Board of Directors had approved to extend one additional year. In March 2024, the Board of Directors approved a one-year extension for this program. In March 2025, the Board of Directors approved to extend one additional year. In March 2026, the Board of Directors had approved to extend one additional year. For the years ended December 31, 2025, 2024 and 2023, the Company repurchased nil, nil and nil shares at the cost of nil, nil and nil, respectively. All the repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued.